COHEN & STEERS NATURAL RESOURCES ACTIVE ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

		Shares	Value
COMMON STOCK	99.7%
AGRIBUSINESS	28.5%
AGRICULTURAL PRODUCTS	4.4%
Bunge Global SA		36,970	$3,945,808

CONSTRUCTION MACHINERY & HEAVY TRUCKS	2.3%
Deere & Co.		3,318	2,104,707

FERTILIZERS & AGRICULTURAL CHEMICALS	11.3%
Corteva, Inc.		31,552	2,672,139
Givaudan SA (Switzerland)		293	1,240,173
Mosaic Co.		45,735	969,125
Nutrien Ltd. (Canada)		52,205	3,286,305
Yara International ASA (Brazil)		48,385	2,128,285

			10,296,027

PACKAGED FOODS & MEATS	10.5%
Bakkafrost P (Faeroe Islands)		18,474	751,017
JBS NV, Class A		152,312	1,804,897
Minerva SA (Brazil)		719,728	517,248
Mowi ASA (Norway)		122,903	2,269,704
Nisshin Seifun Group, Inc. (Japan)		96,400	1,177,172
Smithfield Foods, Inc.		96,958	2,352,201
Tyson Foods, Inc., Class A		12,461	713,392

			9,585,631

TOTAL AGRIBUSINESS			25,932,173

ENERGY	38.5%
COAL & CONSUMABLE FUELS	1.7%
Cameco Corp. (Canada)		10,188	1,037,750
Denison Mines Corp. (Canada)(a)		177,554	543,315

			1,581,065

INTEGRATED OIL & GAS	22.9%
Cenovus Energy, Inc. (Canada)		53,416	1,325,372
Eni SpA (Italy)		82,959	1,954,548
Exxon Mobil Corp.		38,001	5,195,497
Imperial Oil Ltd. (Canada)		11,324	1,271,610
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		25,327	409,284
Repsol SA (Spain)		58,483	1,470,767
Shell PLC		75,368	2,932,175
Suncor Energy, Inc. (Canada)		51,950	2,794,842
TotalEnergies SE (France)		44,459	3,455,846

			20,809,941

OIL & GAS EQUIPMENT & SERVICES	2.8%
SLB Ltd.		31,059	1,443,933
Solv Energy, Inc., Class A(a)		20,873	710,726
Weatherford International PLC		4,866	396,579

			2,551,238

OIL & GAS EXPLORATION & PRODUCTION	4.4%
ConocoPhillips		16,526	1,718,043
Devon Energy Corp.		21,839	902,387

		Shares	Value
Tamboran Resources Corp. (Australia)(a)		19,214	$624,647
Venture Global, Inc., Class A		66,458	739,678

			3,984,755

OIL & GAS REFINING & MARKETING	6.7%
Phillips 66		10,002	1,690,838
Reliance Industries Ltd., GDR (India)(b)		50,947	2,822,464
Valero Energy Corp.		6,171	1,607,175

			6,120,477

TOTAL ENERGY			35,047,476

INDUSTRIALS	2.7%
CAPITAL GOODS	2.7%
Flowserve Corp.		10,516	779,867
JBT Marel Corp.		7,327	1,062,415
MasTec, Inc.(a)		1,551	645,309

			2,487,591

MATERIALS	1.1%
PAPER PACKAGING	1.1%
International Paper Co.		25,519	972,274

METALS & MINING	28.2%
ALUMINUM	1.6%
Aluminum Corp. of China Ltd., (H Shares) (China)		808,000	768,557
Century Aluminum Co.(a)		14,781	680,074

			1,448,631

DIVERSIFIED METALS & MINING	11.8%
Anglo American PLC (South Africa)		43,987	2,157,072
First Quantum Minerals Ltd. (Zambia)(a)		28,039	765,895
Freeport-McMoRan, Inc.		39,751	2,499,941
Glencore PLC (Australia)(a)		408,802	2,786,108
Hudbay Minerals, Inc. (Canada)		29,546	697,688
Rio Tinto PLC, ADR (Australia)		19,066	1,809,935

			10,716,639

GOLD	11.7%
Agnico Eagle Mines Ltd. (Canada)		6,731	1,044,180
Barrick Mining Corp. (Canada)		46,399	1,704,235
Coeur Mining, Inc.		56,461	921,444
Eldorado Gold Corp. (Turkey)		26,143	813,645
Franco-Nevada Corp. (Canada)		12,353	2,574,859
Newmont Corp.		25,506	2,382,260
Perpetua Resources Corp.(a)		35,702	741,174
Skeena Resources Ltd. (Canada)(a)		19,391	516,820

			10,698,617

STEEL	3.1%
ArcelorMittal SA (Luxembourg)		24,673	1,485,685
Nucor Corp.		5,910	1,316,452

			2,802,137

TOTAL METALS & MINING			25,666,024

		Shares	Value
UTILITIES	0.7%
Fervo Energy Co., Class A(a)		23,850	$697,135

TOTAL COMMON STOCK (Identified cost—$90,003,457)			90,802,673

WARRANTS—AGRIBUSINESS—PACKAGED FOODS & MEATS	0.0%
Minerva SA, exercise price $5.17, expires 4/7/28 (Brazil)(a)		35,052	3,463

TOTAL WARRANTS (Identified cost—$0)			3,463

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$90,003,457)	99.7%		90,806,136
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		232,020

NET ASSETS	100.0%		$91,038,156

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$90,802,673	$—	$—	$90,802,673
Warrants	3,463	—	—	3,463

Total Investments in Securities	$90,806,136	$—	$—	$90,806,136

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,822,464 which represents 3.1% of the net assets of the Fund, of which 0.0% are illiquid.

COHEN & STEERS NATURAL RESOURCES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2026 are disclosed in the Fund’s Schedule of Investments.